Stock-Based Compensation - Summary of Outstanding Stock Options and Restricted Stock (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Beginning Balance	373,760
Stock Options, Granted	10,000	0	372,760
Exercise Price					$ 13.96
Expiration Date			Oct. 29, 2025
Stock Options, Vested	2,000		74,552
Stock Options Outstanding, Ending Balance	383,760		373,760
Options Forfeited			19,013
Stock Options, Exercisable				76,752
Weighted Average Exercise Price, Stock Options Outstanding, Beginning Balance	$ 13.96
Weighted Average Exercise Price, Stock Options, Granted	15.15
Weighted Average Exercise Price, Stock Options, Vested	15.15
Weighted Average Exercise Price, Stock Options Outstanding, Ending Balance	$ 13.99		$ 13.96
Weighted Average Exercise Price, Stock Options, Exercisable				$ 13.99
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Awards Outstanding, Beginning Balance	158,724
Restricted Stock Awards, Granted	7,000	0	162,248
Fair Value Per Share	$ 13.99		$ 13.96	$ 13.99	$ 13.96
Restricted Stock Awards, Vested	1,050		32,460
Restricted Stock Awards, Shares withheld for income tax purposes	(371)		6,403
Restricted Stock Awards Outstanding, Ending Balance	165,353		158,724
Shares Forfeited			3,524
Weighted Average Grant Date Fair Value, Restricted Stock Awards Outstanding, Beginning Balance	$ 13.96
Weighted Average Grant Date Fair Value, Restricted Stock Awards, Granted	15.15
Weighted Average Grant Date Fair Value, Restricted Stock Awards, Vested	15.15
Weighted Average Grant Date Fair Value, Restricted Stock Awards, Shares withheld for income tax purposes	15.15
Weighted Average Grant Date Fair Value, Restricted Stock Awards Outstanding, Ending Balance	$ 13.99		$ 13.96